RELATED PARTY TRANSACTIONS (Schedule of Amount Due to/from Related Parties-Trading) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amount due from related parties-trading	$ 1,310	$ 148
Amount due to related parties-trading	447	443
BEMC [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	1,310	148
Amount due to related parties-trading	$ 447	$ 443